STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
Schedule of fair value assumptions

	December 31,	December 31,
	2020	2019
Risk-free interest rate	1.59%	1.73-1.93%
Expected term (life) of options (in years)	10.0	10.0
Expected dividends	—%	—%
Expected volatility	50%	50%

Schedule of stock option activity

				Weighted Average
		Weighted Average		Remaining
	Number of	Grant Date Fair	Weighted Average	Contractual
	Options	Value per Option	Exercise Price	Term (Years)
Outstanding, April 30, 2019	—	$—	$—	—
Granted	4,436	1.09
Exercised	—	—
Forfeited	(84)	1.09
Expired	—	—
Outstanding, December 31, 2019	4,352	$1.09	$1.79	8.9
Granted	1,021	1.08
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, December 31, 2020	5,373	$1.09	$1.79	9.0